Allowance for Loan Losses, Futher Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	$ 530	$ 581
Allowance for loans individually or collectively evaluated and not deemed to be impaired	6,386	5,806
Allowance for loans acquired with deteriorated credit quality	0
Total loan loss allowance	6,916	6,387
Loans individually evaluated and deemed to be impaired	9,116	13,843
Loans individually or collectively evaluated and not deemed to be impaired	1,037,063	675,963
Amount of loans acquired with deteriorated credit quality	6,549
Total Loans	1,052,728	689,806
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	341	454
Allowance for loans individually or collectively evaluated and not deemed to be impaired	634	671
Allowance for loans acquired with deteriorated credit quality	0
Total loan loss allowance	975	1,125	759	915
Loans individually evaluated and deemed to be impaired	5,695	6,991
Loans individually or collectively evaluated and not deemed to be impaired	443,734	223,673
Amount of loans acquired with deteriorated credit quality	383
Total Loans	449,812	230,664
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	185	88
Allowance for loans individually or collectively evaluated and not deemed to be impaired	3,210	2,940
Allowance for loans acquired with deteriorated credit quality	0
Total loan loss allowance	3,395	3,028	2,337	2,700
Loans individually evaluated and deemed to be impaired	3,036	5,873
Loans individually or collectively evaluated and not deemed to be impaired	277,483	196,078
Amount of loans acquired with deteriorated credit quality	5,141
Total Loans	285,660	201,951
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	169	22
Allowance for loans acquired with deteriorated credit quality	0
Total loan loss allowance	169	22	280	64
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	10,162	3,284
Amount of loans acquired with deteriorated credit quality	0
Total Loans	10,162	3,284
Commercial Business [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	4	39
Allowance for loans individually or collectively evaluated and not deemed to be impaired	1,871	1,696
Allowance for loans acquired with deteriorated credit quality	0
Total loan loss allowance	1,875	1,735	1,148	790
Loans individually evaluated and deemed to be impaired	385	618
Loans individually or collectively evaluated and not deemed to be impaired	252,930	212,909
Amount of loans acquired with deteriorated credit quality	1,025
Total Loans	254,340	213,527
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	502	477
Allowance for loans acquired with deteriorated credit quality	0
Total loan loss allowance	502	477	446	330
Loans individually evaluated and deemed to be impaired	0	361
Loans individually or collectively evaluated and not deemed to be impaired	52,754	40,019
Amount of loans acquired with deteriorated credit quality	0
Total Loans	$ 52,754	$ 40,380